Accounts Receivable and Other Receivables, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable and Other Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

Accounts receivable and other receivables as of December 31, 2025 and 2024 are summarized as below:

	December 31,	December 31,
	2025	2024
Customers by sales provision of services	€1,868,572	€3,360,994
VAT receivable	11,131	41,242
Others	34,960	39,460
	€1,914,663	€3,441,696
Allowance for doubtful accounts	(174,888)	(515,564)
	€1,739,775	€2,926,132

As of December 31, 2025 and 2024, the allowance for doubtful accounts was €174,888 and €515,564, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded bad debt expense of €13,214, €138,941 and €84,394, respectively. During the year ended December 31, 2025, the change in the allowance for doubtful accounts was due to the Company classified as definitive losses customers previously classified as doubtful in prior years for €353,890. As of December 31, 2025 and 2024, €283,457 and €0 trade receivable were under factoring recourse arrangement, respectively.